Average Annual Total Returns			12 Months Ended			14 Months Ended		20 Months Ended	24 Months Ended		49 Months Ended	66 Months Ended	72 Months Ended		93 Months Ended	100 Months Ended	110 Months Ended	132 Months Ended
		Jul. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2],[3],[4],[5],[6],[7]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent									1.25%	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12]	(2.11%) [8]	0.14% [9]	(0.33%)	[1],[3],[4],[5],[6],[7],[9],[10],[11],[12]				1.35%	[1],[3],[4],[5],[6],[7],[10],[11],[12]
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3],[4],[5],[6],[7],[13],[14],[15]	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent									25.02%	[3],[4],[5],[6],[7],[13],[14],[15]			14.53%	[3],[4],[5],[6],[7],[13],[14],[15]	14.44% [13]	14.69% [14]		13.10%	[3],[4],[5],[6],[7],[15]
Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar LSTA US Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[1]								8.95%				5.86%					5.15%
S&P UBS Leverage Loan Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P UBS Leverage Loan Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[1]								9.05%				5.73%					5.13%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[15]								33.36%				18.96%					16.78%
Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[12]								8.19%				4.20%					5.16%
MSCI All Country World ("ACWI") ex USA Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	MSCI All Country World (“ACWI”) ex USA Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[16]								5.53%				4.10%					4.80%
MSCI Europe, Australia and Far East (EAFE) Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	MSCI Europe, Australia and Far East (“EAFE”) Index (net) (reflects no deductions for fees, expenses or taxes) (based on March 31, 2014, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[16]								3.82%				4.73%					5.20%
Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3],[17]	Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[3],[17]								18.01%				11.26%					10.50%
Aristotle Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4],[18]	Aristotle Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[4],[18]								5.46%				2.75%					3.68%
Aristotle Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5],[19]	Aristotle Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1, 2
Average Annual Return, Percent	[5],[19]								15.13%				9.34%					9.01%
Aristotle Portfolio Optimization Moderate-Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7],[20]	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1,2
Average Annual Return, Percent	[7],[20]								8.48%				4.91%					5.43%
Aristotle Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6],[21]	Aristotle Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses or taxes) 1,2
Average Annual Return, Percent	[6],[21]								12.00%				7.31%					7.38%
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[11]								4.36%				1.58%					1.63%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent									23.81%	[22],[23]			13.86%	[22],[23]			13.51% [23]	12.55%	[22]
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[23]	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) (based on October 30, 2015 inception date of the Predecessor Fund)1
Average Annual Return, Percent	[23]								11.54%				7.40%				8.86%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[22]	Russell 2500® Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)1
Average Annual Return, Percent	[22]								12.00%				8.77%					8.85%
Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)1
Average Annual Return, Percent	[9]								5.26%			2.41%	2.44%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)1
Average Annual Return, Percent	[14]								14.37%				8.68%			9.50%
MSCI All Country World ("ACWI") Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	MSCI All Country World (“ACWI”) Index (net) (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[24]								17.49%				10.06%					9.23%
MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[24]	MSCI World Index (net) (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[24]								18.67%				11.17%					9.95%
Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 14, 2020) (before taxes)
Average Annual Return, Percent									2.05%		(1.47%)
Performance Inception Date		Dec. 14, 2020
Aristotle Core Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									0.64%		(2.41%)
Aristotle Core Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									1.21%		(1.51%)
Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 14, 2020) (before taxes)
Average Annual Return, Percent									2.17%		(1.47%)
Performance Inception Date		Dec. 14, 2020
Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 31, 2017) (before taxes)
Average Annual Return, Percent									26.26%				13.62%		14.04%
Performance Inception Date		Mar. 31, 2017
Aristotle Core Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent									25.64%				13.29%		13.76%
Aristotle Core Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent									16.02%				10.90%		11.58%
Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted October 25, 2023) (before taxes)
Average Annual Return, Percent						12.88%			20.70%				11.97%
Performance Inception Date		Oct. 25, 2023
Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted October 20, 2023) (before taxes)
Average Annual Return, Percent							14.05%		26.26%				13.63%
Performance Inception Date		Oct. 20, 2023
Aristotle Core Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 31, 2010) (before taxes)
Average Annual Return, Percent									2.85%				1.20%					2.49%
Performance Inception Date		Dec. 31, 2010
Aristotle Core Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									0.82%				(0.36%)					1.02%
Aristotle Core Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									1.67%				0.29%					1.28%
Aristotle Core Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2010) (before taxes)
Average Annual Return, Percent									(1.86%)				0.01%					1.74%
Performance Inception Date		Dec. 31, 2010
Aristotle Core Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 30, 2011) (before taxes)
Average Annual Return, Percent									0.77%				0.15%					1.42%
Performance Inception Date		Jun. 30, 2011
Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									2.77%				1.21%					2.48%
Performance Inception Date		Jun. 29, 2012
Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted June 30, 2011) (before taxes)
Average Annual Return, Percent									8.32%				5.40%					4.94%
Performance Inception Date		Jun. 30, 2011
Aristotle Floating Rate Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									4.67%				2.77%					2.61%
Aristotle Floating Rate Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									4.85%				2.96%					2.73%
Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 30, 2011) (before taxes)
Average Annual Return, Percent									4.78%				4.44%					4.31%
Performance Inception Date		Dec. 30, 2011
Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 30, 2011) (before taxes)
Average Annual Return, Percent									6.29%				4.32%					3.87%
Performance Inception Date		Dec. 30, 2011
Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									8.35%				5.36%					4.90%
Performance Inception Date		Jun. 29, 2012
Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted July 1, 2010) (before taxes)
Average Annual Return, Percent									27.67%				13.85%					14.65%
Performance Inception Date		Jul. 01, 2010
Aristotle Growth Equity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									25.34%				7.78%					10.99%
Aristotle Growth Equity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									18.13%				9.68%					11.32%
Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted November 29, 2023) (before taxes)
Average Annual Return, Percent									21.79%				12.58%					13.86%
Performance Inception Date		Nov. 29, 2023
Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent									7.50%				3.93%					4.70%
Performance Inception Date		Dec. 19, 2011
Aristotle High Yield Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									4.52%				1.47%					2.28%
Aristotle High Yield Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									4.38%				1.91%					2.50%
Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									2.70%				2.77%					3.98%
Performance Inception Date		Jun. 29, 2012
Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									5.43%				2.91%					3.68%
Performance Inception Date		Jun. 29, 2012
Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									7.38%				3.94%					4.70%
Performance Inception Date		Jun. 29, 2012
Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 31, 2014) (before taxes)
Average Annual Return, Percent									5.33%				4.63%					5.46%
Performance Inception Date		Mar. 31, 2014
Aristotle International Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent									4.97%				4.30%					5.13%
Aristotle International Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent									3.42%				3.58%					4.32%
Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 28, 2023) (before taxes)
Average Annual Return, Percent									0.64%				3.46%					4.74%
Performance Inception Date		Dec. 28, 2023
Aristotle International Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted October 20, 2023) (before taxes)
Average Annual Return, Percent									5.24%				4.62%					5.46%
Performance Inception Date		Oct. 20, 2023
Aristotle Portfolio Optimization Aggressive Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									8.84%				6.92%					7.45%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Aggressive Growth Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent									8.07%				4.55%					5.17%
Aristotle Portfolio Optimization Aggressive Growth Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									5.39%				4.94%					5.38%
Aristotle Portfolio Optimization Aggressive Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									13.25%				7.32%					7.25%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Aggressive Growth Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent									15.42%				8.40%					8.33%
Performance Inception Date		Dec. 31, 2012
Aristotle Portfolio Optimization Conservative Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									0.25%				1.43%					2.63%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Conservative Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent									(1.35%)				0.02%					1.21%
Aristotle Portfolio Optimization Conservative Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									0.21%				0.65%					1.57%
Aristotle Portfolio Optimization Conservative Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									4.16%				1.81%					2.43%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Conservative Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent									6.29%				2.84%					3.46%
Performance Inception Date		Dec. 31, 2012
Aristotle Portfolio Optimization Growth Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									7.23%				5.77%					6.44%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Growth Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent									6.30%				3.70%					4.21%
Aristotle Portfolio Optimization Growth Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									4.49%				4.08%					4.55%
Aristotle Portfolio Optimization Growth Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									11.61%				6.16%					6.25%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Growth Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent									13.73%				7.21%					7.30%
Performance Inception Date		Dec. 31, 2012
Aristotle Portfolio Optimization Moderate Conservative Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									2.19%				2.71%					3.76%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Moderate Conservative Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent									0.81%				1.06%					1.99%
Aristotle Portfolio Optimization Moderate Conservative Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									1.39%				1.68%					2.44%
Aristotle Portfolio Optimization Moderate Conservative Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									6.42%				3.12%					3.58%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Moderate Conservative Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent									8.41%				4.14%					4.61%
Performance Inception Date		Dec. 31, 2012
Aristotle Portfolio Optimization Moderate Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									5.51%				4.63%					5.36%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Moderate Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions)
Average Annual Return, Percent									4.39%				2.65%					3.30%
Aristotle Portfolio Optimization Moderate Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									3.38%				3.15%					3.69%
Aristotle Portfolio Optimization Moderate Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted December 31, 2003) (before taxes)
Average Annual Return, Percent									9.73%				5.00%					5.16%
Performance Inception Date		Dec. 31, 2003
Aristotle Portfolio Optimization Moderate Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted December 31, 2012) (before taxes)
Average Annual Return, Percent									11.94%				6.08%					6.22%
Performance Inception Date		Dec. 31, 2012
Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent									5.43%				2.64%					2.60%
Performance Inception Date		Dec. 19, 2011
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									3.31%				1.37%					1.48%
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									3.19%				1.48%					1.50%
Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									1.95%				1.73%					2.02%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									3.31%				1.58%					1.56%
Performance Inception Date		Jun. 29, 2012
Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									5.33%				2.59%					2.58%
Performance Inception Date		Jun. 29, 2012
Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted October 30, 2015)(before taxes)
Average Annual Return, Percent									9.07%				6.29%				7.64%
Performance Inception Date		Oct. 30, 2015
Aristotle Small Cap Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted October 30, 2015)(after taxes on distributions)
Average Annual Return, Percent									8.78%				5.68%				6.97%
Aristotle Small Cap Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted October 30, 2015)(after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									5.60%				4.87%				6.04%
Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent							6.82%		4.13%				5.05%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent							6.51%		6.93%				5.17%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R6 (incepted October 20, 2023)(before taxes)
Average Annual Return, Percent							7.70%		9.15%				6.35%
Performance Inception Date		Oct. 20, 2023
Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted January 16, 2024) (before taxes)
Average Annual Return, Percent				7.64%					9.07%				6.29%
Performance Inception Date		Jan. 16, 2024
Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent									13.07%				5.56%					6.79%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent									11.00%				1.44%					4.57%
Aristotle Small/Mid Cap Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									9.36%				3.92%					5.23%
Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent									11.04%				4.52%					5.75%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted January 8, 2016)(before taxes)
Average Annual Return, Percent									8.14%				4.38%					6.07%
Performance Inception Date		Jan. 08, 2016
Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 31, 2014)(before taxes)
Average Annual Return, Percent									13.11%				5.65%					6.86%
Performance Inception Date		Dec. 31, 2014
Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent									6.04%				3.93%					4.49%
Performance Inception Date		Dec. 19, 2011
Aristotle Strategic Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									3.50%				1.95%					2.56%
Aristotle Strategic Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									3.54%				2.17%					2.60%
Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									1.11%				2.69%					3.71%
Performance Inception Date		Jun. 29, 2012
Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									5.90%				3.86%					4.42%
Performance Inception Date		Jun. 29, 2012
Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C (incepted June 29, 2012) (before taxes)
Average Annual Return, Percent									3.80%				2.83%					3.41%
Performance Inception Date		Jun. 29, 2012
Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted June 28, 2019) (before taxes)
Average Annual Return, Percent									6.01%			2.95%	2.97%
Performance Inception Date		Jun. 28, 2019
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent									3.73%			1.72%	1.71%
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									3.52%			1.73%	1.73%
Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted June 28, 2019) (before taxes)
Average Annual Return, Percent									6.01%			2.95%	2.97%
Performance Inception Date		Jun. 28, 2019
Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted April 17, 2023) (before taxes)
Average Annual Return, Percent								2.69%	5.63%				2.71%
Performance Inception Date		Apr. 17, 2023
Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted August 31, 2016) (before taxes)
Average Annual Return, Percent									7.44%				9.32%			11.01%
Performance Inception Date		Aug. 31, 2016
Aristotle Value Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent									6.63%				8.85%			10.62%
Aristotle Value Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent									5.02%				7.35%			8.98%
Aristotle International Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A (incepted 12/28/2023) (before taxes)
Average Annual Return, Percent			10.17%						2.66%				8.10%
Performance Inception Date		Dec. 28, 2023
Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted 12/26/2023) (before taxes)
Average Annual Return, Percent					11.01%				7.46%				9.32%
Performance Inception Date		Dec. 26, 2023
Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (incepted March 30, 2012) (before taxes)
Average Annual Return, Percent									3.16%				7.17%					7.67%
Performance Inception Date		Mar. 30, 2012
Aristotle/Saul Global Equity Fund Class I-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions)
Average Annual Return, Percent									(3.60%)				4.80%					5.97%
Aristotle/Saul Global Equity Fund Class I-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I-2 (after taxes on distributions and Sales of Fund shares)
Average Annual Return, Percent									7.19%				5.68%					6.11%

[1]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Morningstar LSTA US Leveraged Loan Index for the purpose of performance measurement. Previously, the Fund was benchmarked to the Credit Suisse Leveraged Loan Index (now the S&P UBS Leveraged Loan Index) for the purpose of performance measurement. The Fund changed its performance measurement index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believed it better represents the universe of securities in which the Fund invests.
[2]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[3]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark, for the purpose of performance measurement.
[4]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Conservative Composite Benchmark, for the purpose of performance measurement.
[5]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Growth Composite Benchmark, for the purpose of performance measurement.
[6]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Composite Benchmark, for the purpose of performance measurement.
[7]	The broad-based market indexes for the Fund are the S&P 500® Index and the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to a composite benchmark, the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark, for the purpose of performance measurement.
[8]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[9]	The Fund’s broad-based market index is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg Short Treasury Total Return Index for the purpose of performance measurement.
[10]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[11]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US 1-3 Year Government/Credit Bond Index for the purpose of performance measurement.
[12]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US High-Yield 2% Issuer Capped Bond Index for the purpose of performance measurement.
[13]	The broad-based market index and the performance measurement benchmark for the Fund is the S&P 500® Index.
[14]	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Value Index and the S&P 500® Index for the purpose of performance measurement.
[15]	The broad-based market index for the Fund is the S&P 500® Index. The Fund is also benchmarked to the Russell 1000® Growth Index for the purpose of performance measurement.
[16]	The broad-based market index for the Fund is the MSCI ACWI ex USA Index (net). The Fund is also benchmarked to the MSCI EAFE Index (net) for the purpose of performance measurement.
[17]	Aristotle Portfolio Optimization Aggressive-Growth Composite Benchmark represents the blended performance of 69% S&P 500®, 26% MSCI EAFE (net), and 5% Bloomberg US Aggregate Bond Indices.
[18]	The Aristotle Portfolio Optimization Conservative Composite Benchmark represents the blended performance of 71% Bloomberg US Aggregate Bond, 17% S&P 500®, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE (net) Indices.
[19]	Aristotle Portfolio Optimization Growth Composite Benchmark represents the blended performance of 58% S&P 500®, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE (net) Indices.
[20]	Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark represents the blended performance of 55% Bloomberg US Aggregate Bond, 30% S&P 500®, 10% MSCI EAFE (net), and 5% ICE BofA U.S. 3-Month T-Bill Indices.
[21]	Aristotle Portfolio Optimization Moderate Composite represents the blended performance of 45% S&P 500®, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE (net), and 2% ICE BofA U.S. 3-Month T-Bill Indices.
[22]	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2500® Index for the purpose of performance measurement.
[23]	The broad-based market index for the Fund is the Russell 3000® Index. The Fund is also benchmarked to the Russell 2000® Index for the purpose of performance measurement.
[24]	The broad-based market index for the Fund is the MSCI All Country World (“ACWI”) Index (net). The Fund is also benchmarked to the MSCI World Index (net) for the purpose of performance measurement.